INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

US$ MILLIONS	2017	2016
Cost	$10,470	$4,732
Accumulated amortization	(576)	(267)
Net intangible assets	$9,894	$4,465
Intangible assets are allocated to the following cash generating units:

US$ MILLIONS	Dec. 31, 2017	Dec. 31, 2016
Brazilian regulated gas transmission operation	$5,134	$—
Australian regulated terminal	1,957	1,817
Peruvian toll roads	1,144	1,049
Chilean toll roads	1,100	1,054
U.K. port operation	289	265
Indian toll roads	130	136
Other	140	144
Total	$9,894	$4,465

Disclosure of reconciliation of changes in intangible assets and goodwill
The following table presents the accumulated amortization for Brookfield Infrastructure’s intangible assets:

US$ MILLIONS	2017	2016
Accumulated amortization at beginning of year	$(267)	$(189)
Amortization	(289)	(93)
Foreign currency translation	(20)	15
Accumulated amortization at end of year	$(576)	$(267)
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	2017	2016
Cost at beginning of the year	$4,732	$3,485
Additions, net of disposals	79	116
Acquisitions through business combinations(1)	5,515	1,189
Non-cash additions	18	—
Foreign currency translation	126	(58)
Cost at end of year	$10,470	$4,732

(1)	See Note 5, Acquisition of Business for additional information.
The following table presents the carrying amount for Brookfield Infrastructure’s goodwill:

US$ MILLIONS	2017	2016
Balance at beginning of the year	$502	$79
Acquisitions through business combinations(1)	815	431
Foreign currency translation and other	(16)	(8)
Balance at end of the year	$1,301	$502

(1)	See Note 5, Acquisition of Business for additional information.